UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount
		Value
	U.S. GOVERNMENT AND AGENCIES - 0.3%
	United States Treasury Bill
$500,000	0.000%, 10/22/2015[1]	$499,975
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $499,975)	499,975

Number of Contracts

	PURCHASED OPTIONS CONTRACTS - 0.4%
	CALL OPTIONS - 0.3%
	CBOT Corn Futures
192	Exercise Price: $410, Expiration Date: October 23, 2015	30,000
	CMX Silver Futures
192	Exercise Price: $15.75, Expiration Date: November 24, 2015	214,080
	NYBOT Cocoa Futures
193	Exercise Price: $3,150, Expiration Date: October 2, 2015	15,440
	NYBOT Coffee 'C' Futures
38	Exercise Price: $120, Expiration Date: October 9, 2015	50,873
116	Exercise Price: $122.50, Expiration Date: October 9, 2015	104,400
96	Exercise Price: $125, Expiration Date: October 9, 2015	56,520
153	Exercise Price: $140, Expiration Date: November 12, 2015	87,210
	OTC JPY versus USD
19,000,000	Exercise Price: $121.10, Expiration Date: October 7, 2015	46,550
	TOTAL CALL OPTIONS (Cost $879,582)	605,073

	PUT OPTIONS - 0.1%
	NYBOT Cocoa Futures
161	Exercise Price: $3,100, Expiration Date: October 2, 2015	24,150
38	Exercise Price: $3,150, Expiration Date: October 2, 2015	16,720
39	Exercise Price: $3,200, Expiration Date: October 2, 2015	34,320
76	Exercise Price: $3,000, Expiration Date: February 5, 2016	79,800
	NYBOT Coffee 'C' Futures
59	Exercise Price: $112.50, Expiration Date: October 9, 2015	7,080
	OTC BRL versus USD
7,500,000	Exercise Price: $3.05, Expiration Date: October 28, 2015	35
6,000,000	Exercise Price: $2.85, Expiration Date: November 30, 2015	54
15,000,000	Exercise Price: $2.95, Expiration Date: December 24, 2015	1,520
3,000,000	Exercise Price: $3.20, Expiration Date: December 31, 2015	2,731
10,000,000	Exercise Price: $2.78, Expiration Date: August 25, 2016	10,346
	TOTAL PUT OPTIONS (Cost $284,966)	176,756

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,164,548)	781,829

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount
		Value
	SHORT-TERM INVESTMENTS - 95.5%
$181,675,845	UMB Money Market Fiduciary, 0.01%[2]	$181,675,845
	TOTAL SHORT-TERM INVESTMENTS (Cost $181,675,845)	181,675,845

	TOTAL INVESTMENTS - 96.2% (Cost $183,340,368)	182,957,649
	Other Assets in Excess of Liabilities - 3.8%	7,179,749
	TOTAL NET ASSETS - 100.0%	$190,137,398
Number of Contracts

	WRITTEN OPTIONS CONTRACTS - (0.3)%
	CALL OPTIONS - (0.2)%
	CME E-Mini S&P 500 Index
(251)	Exercise Price: $1,910, Expiration Date: October 2, 2015	$(191,388)
	ICE Brent Crude Oil Futures
(15)	Exercise Price: $50, Expiration Date: October 12, 2015	(9,900)
	NYBOT Cocoa Futures
(76)	Exercise Price: $3,400, Expiration Date: February 5, 2016	(54,720)
	NYMEX WTI Crude Futures
(97)	Exercise Price: $47.50, Expiration Date: October 15, 2015	(68,870)
	TOTAL CALL OPTIONS (Proceeds $321,491)	(324,878)

	PUT OPTIONS - (0.1)%
	CBOT Corn Futures
(77)	Exercise Price: $380, Expiration Date: October 23, 2015	(25,988)
	ICE Brent Crude Oil Futures
(15)	Exercise Price: $46.50, Expiration Date: October 12, 2015	(9,000)
	NYBOT Coffee 'C' Futures
(77)	Exercise Price: $120, Expiration Date: October 9, 2015	(64,102)
	NYMEX Natural Gas Futures
(38)	Exercise Price: $2.45, Expiration Date: October 27, 2015	(26,980)
(19)	Exercise Price: $2.55, Expiration Date: October 27, 2015	(22,990)
	TOTAL PUT OPTIONS (Proceeds $252,711)	(149,060)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $574,202)	$(473,938)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FUTURES CONTRACTS
					Unrealized Appreciation (Depreciation)
	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2015
Long Contracts
Commodity Futures
CBOT Corn	December 2015	107	$2,060,045	$2,074,463	$14,418
CBOT Oats	December 2015	51	566,798	578,212	11,414
CBOT Soybean	November 2016	96	4,644,083	4,287,600	(356,483)
CBOT Soybean Meal	May 2016	25	763,095	761,500	(1,595)
CBOT Soybean Oil	December 2015	172	2,861,788	2,821,488	(40,300)
CME Lean Hogs	December 2015	32	782,087	854,080	71,993
CME Live Cattle	October 2015	8	473,949	398,960	(74,989)
CMX Silver	December 2015	14	1,050,043	1,016,260	(33,783)
ICE Brent Crude Oil	November 2015	15	711,036	725,550	14,514
LME Primary Nickel	December 2015	7	432,688	436,632	3,944
LME Zinc	December 2015	12	546,043	506,325	(39,718)
NYBOT Cocoa	March 2016	153	4,840,881	4,769,010	(71,871)
NYBOT Coffee 'C'	December 2015	51	2,367,937	2,320,819	(47,118)
NYBOT Cotton #2	March 2016	51	1,635,976	1,537,905	(98,071)
NYMEX Natural Gas	November 2015	88	2,304,701	2,221,120	(83,581)
NYMEX Natural Gas	January 2016	16	157,551	113,240	(44,311)
NYMEX Natural Gas	February 2016	16	157,551	113,680	(43,871)
NYMEX Natural Gas	March 2016	16	157,551	112,560	(44,991)
NYMEX Natural Gas	April 2016	16	157,551	107,520	(50,031)
NYMEX Natural Gas	May 2016	16	157,551	107,800	(49,751)
NYMEX Natural Gas	June 2016	16	157,551	109,240	(48,311)
NYMEX Natural Gas	July 2016	16	157,551	110,760	(46,791)
NYMEX Natural Gas	August 2016	16	157,551	111,200	(46,351)
NYMEX Natural Gas	September 2016	16	157,551	110,960	(46,591)
NYMEX Natural Gas	October 2016	16	157,551	112,040	(45,511)
NYMEX Natural Gas	November 2016	16	157,551	115,240	(42,311)
NYMEX Natural Gas	December 2016	16	157,551	122,000	(35,551)
NYMEX NY Harbor ULSD	November 2015	12	772,669	774,850	2,181
NYMEX RBOB Gasoline	January 2016	13	725,044	730,930	5,886
NYMEX WTI Crude	November 2015	35	1,613,857	1,578,150	(35,707)
Currency Futures
CME Mexican Peso	December 2015	57	1,689,364	1,673,805	(15,559)
			32,732,696	31,413,899	(1,318,797)

See accompanying Notes to Schedule of Investments

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FUTURES CONTRACTS (Continued)
					Unrealized Appreciation (Depreciation)
	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2015
Short Contracts
Commodity Futures
CBOT Soybean	November 2015	(63)	$(3,241,943)	$(2,809,800)	$432,143
CME Lean Hogs	October 2015	(32)	(857,823)	(941,120)	(83,297)
NYBOT Cocoa	December 2015	(38)	(1,262,318)	(1,183,320)	78,998
			(5,362,084)	(4,934,240)	427,844

TOTAL FUTURES CONTRACTS			$27,370,612	$26,479,659	$(890,953)

See accompanying Notes to Schedule of Investments

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency Amount Purchased			Unrealized Appreciation (Depreciation)
	Currency Exchange		Value at Settlement Date	Value at September 30, 2015
Purchase Contracts
Euro	EUR per USD	3,400,000	$3,833,143	$3,799,361	$(33,782)
Euro	EUR per USD	1,900,000	2,115,107	2,123,413	8,306
Japanese Yen	JPY per USD	255,018,000	2,121,221	2,126,006	4,785
Mexican Peso	MXN per USD	58,577,300	3,450,608	3,461,177	10,569
			11,520,079	11,509,957	(10,122)
		Currency Amount Sold			Unrealized Appreciation (Depreciation)
	Currency Exchange		Value at Settlement Date	Value at September 30, 2015
Sale Contracts
Chinese Renminbi	RMB per USD	(73,260,750)	$(11,500,000)	$(11,459,078)	$40,922
Chinese Renminbi	RMB per USD	(24,251,600)	(3,800,000)	(3,802,920)	(2,920)
European Union Euro	EUR per USD	(3,400,000)	(3,843,357)	(3,799,361)	43,996
European Union Euro	EUR per USD	(1,900,000)	(2,121,221)	(2,123,413)	(2,192)
Japanese Yen	JPY per USD	(253,658,740)	(2,115,106)	(2,114,674)	432
			(23,379,684)	(23,299,446)	80,238

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(11,859,605)	$(11,789,489)	$70,116

EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
RMB - Chinese Renminbi

See accompanying Notes to Schedule of Investments

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 138.8%
	COMMUNICATIONS – 0.7%
1,250	Cablevision Systems Corp. - Class A1	$40,587

	CONSUMER DISCRETIONARY – 3.5%
7,289	Remy International, Inc.[1]	213,203

	ENERGY – 10.4%
4,000	Baker Hughes, Inc.[1]	208,160
7,000	Cameron International Corp.*1	429,240
		637,400

	FINANCIALS – 66.7%
20,000	Alliance Bancorp, Inc. of Pennsylvania[1]	479,400
3,500	Chubb Corp.[1]	429,275
4,400	City National Corp.[1]	387,464
18,800	Metro Bancorp, Inc.[1]	552,532
11,824	National Penn Bancshares, Inc.[1]	138,932
18,702	Oneida Financial Corp.[1]	383,017
3,000	PartnerRe Ltd.[1,2]	416,640
16,125	Square 1 Financial, Inc. - Class A*1	414,009
31,250	Strategic Hotels & Resorts, Inc. - REIT*1	430,938
18,469	Xoom Corp.*1	459,509
		4,091,716

	HEALTH CARE – 14.0%
5,000	IPC Healthcare, Inc.*1	388,450
6,200	KYTHERA Biopharmaceuticals, Inc.*1	464,876
100	Thoratec Corp.*1	6,326
		859,652

	INDUSTRIALS – 16.6%
4,500	Con-way, Inc.[1]	213,525
3,500	Precision Castparts Corp.[1]	803,985
		1,017,510

	MATERIALS – 6.5%
2,852	Sigma-Aldrich Corp.[1]	396,200

	TECHNOLOGY – 20.4%
10,000	Dealertrack Technologies, Inc.*	631,600
12,000	Freescale Semiconductor Ltd.*1,2	438,960
500	Merge Healthcare, Inc.*1	3,550
9,697	Pericom Semiconductor Corp.[1]	176,970
		1,251,080

	TOTAL COMMON STOCKS (Cost $8,550,640)	8,507,348

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.0%
$62,401	UMB Money Market Fiduciary, 0.01%[3]	$62,401

	TOTAL SHORT-TERM INVESTMENTS (Cost $62,401)	62,401

	TOTAL INVESTMENTS – 139.8% (Cost $8,613,041)	8,569,749
	Liabilities in Excess of Other Assets – (39.8)%	(2,438,862)
	TOTAL NET ASSETS – 100.0%	$6,130,887

Number of Shares

	SECURITIES SOLD SHORT – (47.6)%
	COMMON STOCKS – (47.6)%
	ENERGY – (8.2)%
(4,480)	Halliburton Co.	(158,368)
(5,011)	Schlumberger Ltd.[2]	(345,609)
		(503,977)

	FINANCIALS – (33.4)%
(2,107)	ACE Ltd.[2]	(217,864)
(2,545)	BB&T Corp.	(90,602)
(6,323)	Community Bank System, Inc.	(235,026)
(44,612)	FNB Corp.	(577,725)
(9,669)	PacWest Bancorp	(413,930)
(2,860)	Royal Bank of Canada[2]	(158,015)
(12,161)	WSFS Financial Corp.	(350,358)
		(2,043,520)

	TECHNOLOGY – (6.0)%
(4,224)	NXP Semiconductors N.V.*2	(367,784)

	TOTAL COMMON STOCKS (Proceeds $3,027,959)	(2,915,281)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,027,959)	$(2,915,281)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of September 30, 2015, total assets of the Fund were $194,035,198, of which $44,868,916, or approximately 23%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Forward Foreign Currency Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(d) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bear the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(f) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Short-Term Investments
The Commodity Strategies Global Macro Fund invests a significant amount (95.5% as of September 30, 2015) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$182,318,178	$8,613,402

Gross unrealized appreciation	$-	$84,272
Gross unrealized depreciation	(81,122)	(127,925)
Net unrealized depreciation on investments	$(81,122)	$(43,653)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$499,975	$-	$499,975
Purchased Options Contracts	506,513	275,316	-	781,829
Short-Term Investments	181,675,845	-	-	181,675,845
Total Investments	$182,182,358	$775,291	$-	$182,957,649
Other Financial Instruments*
Futures Contracts	635,491	-	-	635,491
Forward Foreign Currency Contracts	109,010	-	-	109,010
Total Assets	$182,926,859	$775,291	$-	$183,702,150

SilverPepper Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Liabilities
Investments
Written Options Contracts	$410,218	$63,720	$-	$473,938
Total Investments	$410,218	$63,720	$-	$473,938
Other Financial Instruments*
Futures Contracts	1,526,444	-	-	1,526,444
Forward Foreign Currency Contracts	38,894	-	-	38,894
Total Liabilities	$1,975,556	$63,720	$-	$2,039,276

*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks	$8,507,348	$-	$-	$8,507,348
Short-Term Investments	62,401	-	-	62,401
Total Assets	$8,569,749	$-	$-	$8,569,749

Liabilities
Securities Sold Short
Common Stocks	$2,915,281	$-	$-	$2,915,281
Total Liabilities	$2,915,281	$-	$-	$2,915,281

**	The Fund did not hold any Level 2 or Level 3 securities at period end

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	11/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/15